UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 10.9%
Aaron’s	5,500	$149
Adidas (Germany)	34,676	2,891
Amazon.com *	2,700	626
American Eagle Outfitters	22,735	410
Ameristar Casinos	8,000	144
ANN *	20,300	562
Apollo Group, Cl A *	6,700	236
Arcelik (Turkey)	13,780	60
Asbury Automotive Group *	4,200	117
Ascena Retail Group *	22,800	467
Astra International (Indonesia)	19,500	151
Autoliv	2,700	169
AutoZone *	3,205	1,270
Bally Technologies *	4,520	219
Barnes & Noble *	2,500	52
Beazer Homes USA *	27,800	86
bebe stores	2,200	18
Bed Bath & Beyond *	10,400	732
Berjaya Sports Toto (Malaysia)	48,000	69
Biglari Holdings *	200	81
Bob Evans Farms	3,900	149
Boyd Gaming *	6,300	48
Bridgepoint Education *	700	15
Brinker International	7,200	227
Brown Shoe	21,190	193
Capella Education *	500	16
Career Education *	25,500	182
Carnival (United Kingdom)	60,045	1,953
Cato, Cl A	6,900	192
CBS, Cl B	19,400	647
CEC Entertainment	3,600	138
Central European Media Enterprises, Cl A (Bermuda)*	4,300	34
Children’s Place Retail Stores *	2,500	115
Christopher & Banks	11,700	22
Cie Generale des Etablissements Michelin (France)	15,805	1,180
Coach	62,529	4,575
Coldwater Creek *	18,600	18
Comcast, Cl A	148,995	4,464
Core-Mark Holding	2,200	85
Corinthian Colleges *	38,200	147
Crocs *	2,700	55
Dana Holding	2,800	41
Denny’s *	17,700	73
DIRECTV, Cl A *	26,300	1,296
Discovery Communications, Cl A *	4,200	229
Dongfeng Motor Group, Cl H (Hong Kong)	154,000	304
DRB-Hicom (Malaysia)	195,500	165
DSW, Cl A	400	23
Ethan Allen Interiors	4,900	114
Exide Technologies *	25,800	74
Express *	7,500	177
Finish Line, Cl A	1,900	42
Foot Locker	17,700	541
Ford Motor	57,800	652
Ford Otomotiv Sanayi (Turkey)	10,793	99
Formosa Taffeta (Taiwan)	20,000	19

Description	Shares	Market Value ($ Thousands)
Fossil *	28,166	$3,680
Fred’s, Cl A	10,400	149
Furniture Brands International *	23,400	37
Gap	41,400	1,180
General Motors *	27,367	629
Genting Malaysia (Malaysia)	167,700	213
Great Wall Motor, Cl H (Hong Kong)	187,500	405
Grendene (Brazil)	7,100	37
Grupo Televisa ADR (Mexico)	29,800	655
GS Home Shopping (South Korea)	793	78
Halla Climate Control (South Korea)	4,310	88
Hanesbrands *	6,000	169
Harley-Davidson	4,300	225
Harte-Hanks	2,300	19
Helbor Empreendimentos (Brazil)	23,700	116
Helen of Troy (Bermuda)*	3,800	132
Hennes & Mauritz, Cl B (Sweden)	56,698	1,947
hhgregg *	14,300	150
Hillenbrand	3,400	71
Home Depot	21,200	1,098
Honda Motor (Japan)	65,700	2,383
Hot Topic	15,700	154
Hyatt Hotels, Cl A *	3,600	155
Hyundai Department Store (South Korea)	171	24
Hyundai Motor (South Korea)	14,673	3,486
Iconix Brand Group *	13,255	203
Imperial Holdings (South Africa)	13,424	292
International Speedway, Cl A	3,400	91
Interpublic Group of Companies	34,900	412
ITT Educational Services *	1,100	73
JAKKS Pacific	10,100	192
Johnson Controls	7,626	244
Jones Group	9,800	110
Kia Motors (South Korea)	3,495	258
Kingfisher (United Kingdom)	386,269	1,822
Kohl’s	3,500	175
Las Vegas Sands	3,600	200
La-Z-Boy, Cl Z *	11,600	175
Lear	21,525	893
LG Electronics (South Korea)	3,356	208
Liberty Global, Cl A *	4,200	209
Liberty Interactive, Cl A *	10,600	200
Live Nation Entertainment *	1,800	16
Liz Claiborne *	7,000	94
Lowe’s	57,120	1,798
LVMH Moet Hennessy Louis Vuitton (France)	15,536	2,573
Macy’s	76,100	3,122
Matthews International, Cl A	6,840	205
McClatchy, Cl A *	14,800	40
McDonald’s	6,400	624
McGraw-Hill	4,300	212
Media Prima (Malaysia)	21,800	18
Modine Manufacturing *	33,375	264
Newell Rubbermaid	32,025	583
News, Cl A	39,700	778
NIKE, Cl B	6,700	750
Oxford Industries	1,300	62
Papa John’s International *	4,700	189

1	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Parkson Holdings (Malaysia)	67,900	$117
Pearson (United Kingdom)	70,373	1,326
Peet’s Coffee & Tea *	1,200	92
PF Chang’s China Bistro	5,500	218
Pou Chen (Taiwan)	210,000	180
priceline.com *	500	380
Publicis Groupe (France)	31,823	1,641
PulteGroup *	8,000	79
RadioShack	20,900	108
Red Robin Gourmet Burgers *	1,700	61
Reed Elsevier (Netherlands)	294,900	3,477
Regis	4,500	83
Rent-A-Center, Cl A	4,900	168
Ross Stores	46,600	2,870
Scholastic	3,200	98
Service International	27,200	315
Sinclair Broadcast Group, Cl A	7,300	75
Sirius XM Radio *	56,100	127
Six Flags Entertainment	400	19
Skechers U.S.A., Cl A *	7,100	133
Skyworth Digital Holdings (Hong Kong)	62,000	25
Sotheby’s	3,800	149
Staples	13,400	206
Starbucks	7,000	402
Starwood Hotels & Resorts Worldwide	3,700	219
Steiner Leisure *	1,800	84
Stewart Enterprises, Cl A	15,300	97
Sturm Ruger	4,200	240
Superior Industries International	5,100	87
Swatch Group (Switzerland)	1,946	897
Target	17,900	1,037
Tempur-Pedic International *	1,700	100
Tenneco *	5,460	168
Texas Roadhouse, Cl A	10,915	188
Thor Industries	2,000	68
Time Warner	19,700	738
Time Warner Cable	3,000	241
TJX	20,100	838
Tofas Turk Otomobil Fabrikasi (Turkey)	24,343	108
Toyota Motor (Japan)	125,902	5,211
True Religion Apparel	5,800	158
Turkiye Sise ve Cam Fabrikalari (Turkey)	134,204	229
UMW Holdings (Malaysia)	18,300	48
Universal Technical Institute	4,000	48
Valassis Communications *	3,000	60
Vera Bradley *	8,000	208
Viacom, Cl B	43,500	2,018
Walt Disney	30,300	1,306
Warnaco Group *	300	16
Wet Seal, Cl A *	60,700	200
Whirlpool	8,000	512
Winnebago Industries *	2,900	28
WMS Industries *	2,500	61
Wyndham Worldwide	13,300	670
Youngone (South Korea)	1,090	24
Yum! Brands	20,700	1,505

		90,939

Consumer Staples — 9.1%
Altria Group	14,200	457

Description	Shares	Market Value ($ Thousands)
Andersons	5,500	$277
Archer-Daniels-Midland	20,100	620
Astra Agro Lestari (Indonesia)	66,500	155
AVI (South Africa)	13,964	87
Avon Products	46,685	1,008
B&G Foods, Cl A	1,700	38
Beam	3,600	204
Big C Supercenter (Thailand)	11,800	73
BRF - Brasil Foods ADR (Brazil)	16,500	304
British American Tobacco (Malaysia)	5,700	105
British American Tobacco (United Kingdom)	122,292	6,273
Bunge	13,400	864
Central Garden and Pet, Cl A *	31,040	332
Charoen Pokphand (Indonesia)	273,000	82
China Mengniu Dairy (Hong Kong)	74,000	229
China Resources Enterprise (Hong Kong)	34,000	124
Chiquita Brands International *	3,700	32
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil)	6,300	296
Cia Cervecerias Unidas ADR	943	68
Cia de Bebidas das Americas ADR	10,300	432
Clorox	7,300	512
Coca-Cola	12,300	939
Coca-Cola Bottling Consolidated	800	51
Coca-Cola Enterprises	7,100	214
Colgate-Palmolive	4,000	396
Cosan Industria e Comercio (Brazil)	7,900	138
Costco Wholesale	49,500	4,364
CP ALL (Thailand)	148,100	369
CVS Caremark	109,635	4,892
Daesang (South Korea)	5,940	96
Dean Foods *	13,700	168
Energizer Holdings *	20,365	1,452
Estee Lauder, Cl A	66,500	4,346
Fomento Economico Mexicano ADR	7,227	587
Fresh Del Monte Produce	8,800	204
General Mills	7,600	296
Gruma, Cl B (Mexico)*	49,900	137
Grupo Herdez (Mexico)	4,100	9
Harris Teeter Supermarkets	2,500	95
Hypermarcas (Brazil)	45,600	298
IOI (Malaysia)	24,600	42
J&J Snack Foods	900	51
Japfa Comfeed (Indonesia)	114,000	52
Kimberly-Clark	4,300	337
Kraft Foods, Cl A	21,700	865
Kroger	44,484	1,035
KT&G (South Korea)	49,740	3,416
Kuala Lumpur Kepong (Malaysia)	9,400	73
Kulim (Malaysia)	38,500	54
Lancaster Colony	4,500	293
Lianhua Supermarket Holdings, Cl H (Hong Kong)	4,000	4

2	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Lorillard	11,200	$1,515
Lotte Chilsung Beverage (South Korea)	274	310
Lotte Confectionery (South Korea)	210	318
Mead Johnson Nutrition, Cl A	58,780	5,029
Medifast *	8,900	171
Molson Coors Brewing, Cl B	3,835	159
Nash Finch	3,700	93
Natura Cosmeticos (Brazil)	51,200	1,164
Nestle (Switzerland)	43,496	2,664
NongShim (South Korea)	497	100
Nu Skin Enterprises, Cl A	1,200	64
Pantry *	2,600	33
PepsiCo	10,200	673
Perusahaan Perkebunan London Sumatra (Indonesia)	620,500	198
Philip Morris International	16,600	1,486
Pilgrim’s Pride *	3,600	26
President Chain Store (Taiwan)	25,000	134
Prestige Brands Holdings *	8,300	141
Procter & Gamble	58,500	3,723
Ralcorp Holdings *	17,345	1,263
Reckitt Benckiser Group (United Kingdom)	47,155	2,747
Rite Aid *	61,900	90
SABMiller (United Kingdom)	33,445	1,406
Sampoerna Agro (Indonesia)	65,500	23
Sao Martinho (Brazil)	900	11
Sara Lee	11,000	242
Siam Makro (Thailand)	5,600	69
Spectrum Brands Holdings *	6,500	224
Standard Foods (Taiwan)	58,000	181
Sysco	48,700	1,407
TESCO (United Kingdom)	836,664	4,312
Tingyi Cayman Islands Holding (Hong Kong)	110,000	294
Tradewinds (Malaysia)	2,600	8
Tsingtao Brewery, Cl H (China)	38,000	231
Tyson Foods, Cl A	18,300	334
Ulker Biskuvi Sanayi (Turkey)	11,336	34
Universal Robina (Philippines)	60,570	93
USANA Health Sciences *	4,000	167
Walgreen	9,117	320
Wal-Mart de Mexico (Mexico)	680,149	1,948
Wal-Mart Stores	76,520	4,508
WD-40	2,300	104
Whole Foods Market	2,000	166

		76,028

Energy — 9.8%
Alpha Natural Resources *	7,937	128
Anadarko Petroleum	9,010	660
Apache	4,149	398
ATP Oil & Gas *	8,300	63
BG Group (United Kingdom)	97,972	2,308
BP (United Kingdom)	164,800	1,191
Bristow Group	2,300	112
Callon Petroleum *	15,400	89
Cameron International *	3,500	179
Canadian Natural Resources (Canada)	147,051	5,110
Cenovus Energy (Canada)	29,900	1,085
Chesapeake Energy	8,718	161
Chevron	82,535	8,795

Description	Shares	Market Value ($ Thousands)
China Petroleum & Chemical, Cl H (Hong Kong)	362,000	$390
China Shenhua Energy, Cl H (Hong Kong)	57,500	255
Cimarex Energy	3,185	220
CNOOC (Hong Kong)	1,279,000	2,727
CNOOC ADR (Hong Kong)	1,800	381
ConocoPhillips	52,009	3,725
Contango Oil & Gas *	700	38
Core Laboratories (Netherlands)	27,585	3,779
CVR Energy *	2,900	88
Delek US Holdings	8,800	143
Devon Energy	39,035	2,727
Ecopetrol ADR (Colombia)	1,872	121
El Paso	7,900	234
Energy Partners *	8,100	132
Energy XXI Bermuda (Bermuda)	900	34
EOG Resources	2,699	296
Exxon Mobil	60,207	5,198
FMC Technologies *	86,625	4,071
Gazprom OAO ADR	114,360	1,316
Gulf Island Fabrication	2,600	73
Gulfmark Offshore, Cl A *	4,735	228
Halliburton	308	11
Harvest Natural Resources *	6,300	43
Helix Energy Solutions Group *	10,600	216
Helmerich & Payne	2,448	126
Hess	14,200	740
Indo Tambangraya Megah (Indonesia)	19,500	84
Inner Mongolia Yitai Coal, Cl B (China)	29,600	169
Lukoil OAO ADR	14,470	887
Marathon Oil	19,113	561
Marathon Petroleum	4,500	187
Matrix Service *	6,700	91
Murphy Oil	18,200	1,000
Nabors Industries *	39,675	661
National Oilwell Varco	8,510	645
Newfield Exploration *	3,723	134
Noble Energy	2,187	217
Nordic American Tankers (Norway)	4,900	71
Occidental Petroleum	36,548	3,334
Overseas Shipholding Group	1,200	14
Parker Drilling *	19,300	100
Patriot Coal *	19,800	115
Patterson-UTI Energy	37,379	604
Penn Virginia	23,300	119
PetroChina, Cl H (Hong Kong)	340,000	515
PetroChina ADR (China)	2,100	313
Petrofac (United Kingdom)	59,100	1,665
Petroleo Brasileiro (Brazil)	16,200	191
Petroleo Brasileiro ADR (Brazil)	56,200	1,323
Petronas Dagangan (Malaysia)	9,100	58
Petroquest Energy *	4,400	27
Pioneer Natural Resources	1,600	185
Polski Koncern Naftowy Orlen (Poland)	31,158	364
Polskie Gornictwo Naftowe i Gazownictwo (Poland)	71,410	92
PTT (Thailand)	40,900	467

3	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Reliance Industries GDR (India)(A)	31,400	$886
Rosetta Resources *	3,900	196
Rosneft Oil GDR (Russia)	42,700	305
Rowan *	6,700	231
Sasol (South Africa)	7,064	337
Sasol ADR (South Africa)	6,500	308
Schlumberger	133,281	9,881
SEACOR Holdings *	1,900	177
SK Innovation (South Korea)	899	126
Stone Energy *	2,600	73
Sunoco	14,000	690
Surgutneftegas ADR	7,742	77
Swift Energy *	700	21
Tatneft ADR	1,819	67
Technip (France)	17,500	1,979
Tecnicas Reunidas (Spain)	33,800	1,316
Tesco *	300	5
Tesoro *	17,700	412
TETRA Technologies *	3,300	29
Total (France)	29,641	1,415
Tupras Turkiye Petrol Rafinerileri (Turkey)	8,699	182
Ultra Petroleum (Canada)*	5,404	107
Vaalco Energy *	17,700	161
Valero Energy	48,000	1,186
W&T Offshore	2,600	51
Western Refining	1,300	25
Willbros Group *	18,800	102
Williams	7,900	269

		82,398

Financials — 15.4%
ABSA Group (South Africa)	11,188	231
ACE	21,100	1,603
Affin Holdings (Malaysia)	23,200	24
Aflac	16,200	730
Agree Realty ‡	3,000	68
Allianz (Germany)	15,396	1,715
Allied World Assurance Holdings	2,400	173
Allstate	19,800	660
American Express	79,700	4,799
American Tower, Cl A ‡	4,500	295
Ameriprise Financial	43,500	2,358
AMMB Holdings (Malaysia)	4,100	8
Apartment Investment &
Management, Cl A ‡	6,400	174
Arch Capital Group *	6,285	247
Argo Group International Holdings	3,500	101
Artio Global Investors, Cl A	19,600	71
Aspen Insurance Holdings	11,300	320
Associated Banc-Corp	6,100	81
Associated Estates Realty ‡	13,300	225
Assurant	12,100	488
Assured Guaranty (Bermuda)	5,900	84
Astoria Financial	2,900	28
Aviva (United Kingdom)	274,600	1,374
AXA (France)	102,800	1,456
Banco Bradesco ADR	6,400	103
Banco do Brasil (Brazil)	17,100	213
Banco Santander (Spain)	118,400	740
Banco Santander Brasil ADR (Brazil)	37,497	303

Description	Shares	Market Value ($ Thousands)
Banco Santander Chile ADR	1,700	$139
Bangkok Bank (Thailand)	113,900	712
Bank Bukopin (Indonesia)	796,000	63
Bank Mandiri Persero (Indonesia)	111,500	90
Bank of America	268,330	2,176
Bank of China, Cl H (Hong Kong)	1,143,000	479
Bank of Hawaii	4,800	235
Bank of New York Mellon	44,700	1,057
Bank Rakyat Indonesia Persero (Indonesia)	167,500	121
Barclays (United Kingdom)	352,700	1,250
BB&T	23,800	763
BBVA Banco Continental (Peru)	16,098	41
Berkshire Hathaway, Cl B *	38,700	3,113
BGC Partners, Cl A	21,800	152
BioMed Realty Trust ‡	5,600	111
BlackRock Kelso Capital	6,600	64
BM&FBovespa (Brazil)	171,400	964
BNP Paribas (France)	26,300	1,056
Brandywine Realty Trust ‡	4,700	56
BS Financial Group (South Korea)	570	6
Calamos Asset Management, Cl A	2,300	30
Capital One Financial	34,110	1,892
Capitol Federal Financial	13,300	157
CapLease ‡	28,900	120
CBL & Associates Properties ‡	1,100	21
CBRE Group, Cl A *	15,955	300
Charles Schwab	239,900	3,431
Chemical Financial	2,700	60
China Construction Bank, Cl H (Hong Kong)	1,210,000	942
China Life Insurance, Cl H (Hong Kong)	325,000	880
China Merchants Bank, Cl H (Hong Kong)	637,000	1,383
Chubb	10,200	745
Citigroup	212,770	7,030
Citizens Republic Bancorp *	9,900	167
City Holding	2,500	83
City National	2,000	107
CME Group, Cl A	800	213
CNO Financial Group *	17,300	126
Colonial Properties Trust ‡	900	20
Columbia Banking System	5,200	107
Comerica	13,400	429
CommonWealth ‡	5,400	101
Community Bank System	2,600	73
Coronation Fund Managers (South Africa)	6,721	25
Corporate Office Properties Trust ‡	6,300	148
Credit Suisse Group (Switzerland)	30,678	734
Dai-ichi Life Insurance (Japan)	732	928
Daishin Securities (South Korea)	8,100	70
Deutsche Boerse (Germany)	16,438	1,032
Dime Community Bancshares	4,000	56
Discover Financial Services	23,700	804
Douglas Emmett ‡	7,500	174
Duke Realty ‡	11,900	176
East West Bancorp	10,475	239
EastGroup Properties ‡	1,200	60

4	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Endurance Specialty Holdings (Bermuda)	7,500	$301
Entertainment Properties Trust ‡	4,100	197
Equity Lifestyle Properties ‡	1,300	91
Essex Property Trust ‡	980	155
Extra Space Storage ‡	10,555	320
Farglory Land Development (Taiwan)	100,000	185
Fifth Third Bancorp	46,200	657
First Industrial Realty Trust ‡ *	7,600	94
FirstRand (South Africa)	61,998	202
Fubon Financial Holding (Taiwan)	29,000	30
Fulton Financial	13,400	141
Getty Realty ‡	2,400	38
Goldman Sachs Group	12,000	1,382
Government Properties Income Trust ‡	7,600	176
Guangzhou R&F Properties (China)	54,800	73
Hana Financial Group (South Korea)	4,320	149
Hanover Insurance Group	3,700	149
Hartford Financial Services Group	7,700	158
Highwealth Construction (Taiwan)	46,000	77
Home Properties ‡	1,800	110
Hong Kong Exchanges and Clearing (Hong Kong)	118,000	1,888
Hong Leong Financial Group (Malaysia)	16,900	67
Horace Mann Educators	11,900	209
Hospitality Properties Trust ‡	24,700	681
Host Hotels & Resorts ‡	10,800	180
HSBC Holdings (Hong Kong)	443,464	4,041
Huaku Development (Taiwan)	34,000	82
Huntington Bancshares	61,600	412
ICICI Bank ADR (India)	6,700	227
Independent Bank	3,400	95
Industrial & Commercial Bank of China, Cl H (Hong Kong)	2,948,000	1,968
Industrial Bank of Korea (South Korea)	11,230	124
Infinity Property & Casualty	1,900	101
Inland Real Estate ‡	17,000	146
Interactive Brokers Group, Cl A	9,400	143
Intergroup Financial Services (Peru)	1,776	58
International Bancshares	2,800	55
Invesco	8,300	206
Investec (South Africa)	31,461	181
Investment Technology Group *	14,800	151
Itau Unibanco Holding ADR	83,300	1,307
Janus Capital Group	17,275	131
Jones Lang LaSalle	7,900	631
JPMorgan Chase	148,600	6,387
Julius Baer Group (Switzerland)	27,680	1,060
KB Financial Group ADR (South Korea)	16,500	560
Kemper	6,900	207
KeyCorp	65,400	526
Kiatnakin Bank (Thailand)	59,400	71
Kilroy Realty ‡	8,145	386

Description	Shares	Market Value ($ Thousands)
KLCC Property Holdings (Malaysia)	24,800	$28
Knight Capital Group, Cl A *	13,000	171
Komercni Banka (Czech Republic)	500	92
Korea Exchange Bank (South Korea)	15,780	120
Krung Thai Bank (Thailand)	335,900	196
LaSalle Hotel Properties ‡	11,850	349
Liberty Holdings (South Africa)	17,571	200
Liberty Property Trust ‡	5,000	182
Lincoln National	19,000	471
LTC Properties ‡	6,300	210
Macerich ‡	4,840	298
Mack-Cali Realty ‡	10,500	302
Malayan Banking (Malaysia)	11,200	32
Malaysia Building Society (Malaysia)	130,600	98
MCG Capital	29,900	125
Meadowbrook Insurance Group	11,100	98
Mercury General	4,400	199
MetLife	20,200	728
Mitsubishi UFJ Financial Group (Japan)	435,800	2,112
Montpelier Re Holdings	3,500	72
Morgan Stanley	14,207	245
Muenchener Rueckversicherungs (Germany)	13,800	2,003
Multi-Purpose Holdings (Malaysia)	7,100	6
National Health Investors ‡	600	30
National Penn Bancshares	17,500	161
National Retail Properties ‡	5,900	162
Navigators Group *	1,300	62
NBT Bancorp	5,800	119
Nelnet, Cl A	5,500	142
Northwest Bancshares	15,600	192
Ocwen Financial *	1,300	20
Old National Bancorp	6,700	86
Oritani Financial	4,500	67
PacWest Bancorp	20,970	500
Pennsylvania ‡	1,500	21
PNC Financial Services Group	48,330	3,205
Popular *	19,100	34
Potlatch ‡	5,100	160
Primerica *	5,500	144
Principal Financial Group	15,700	434
ProAssurance	3,900	343
Prologis ‡	7,300	261
Prospect Capital	6,600	72
Prosperity Bancshares	1,400	65
Provident Financial Services	4,200	62
Prudential Financial	16,400	993
PS Business Parks ‡	5,900	403
Public Storage ‡	5,100	731
Ramco-Gershenson Properties Trust ‡	12,500	151
Regency Centers ‡	3,900	175
Regions Financial	73,000	492
Reinsurance Group of America, Cl A	7,500	436
Retail Opportunity Investments ‡	10,800	131

5	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Rizal Commercial Banking (Philippines)	8,600	$9
RLI	2,300	158
RMB Holdings (South Africa)	35,707	155
Sabra Health Care REIT ‡	2,200	37
Safety Insurance Group	1,000	40
Samsung Life Insurance (South Korea)	6,540	579
Sanlam (South Africa)	53,748	232
Saul Centers ‡	1,800	72
Sberbank of Russia ADR	59,267	765
Security Bank (Philippines)	16,090	54
Senior Housing Properties Trust ‡	7,600	168
Shinhan Financial Group (South Korea)	2,470	86
Siam Commercial Bank (Thailand)	62,000	313
Signature Bank NY *	5,085	334
Simon Property Group ‡	5,700	887
Sinolink Worldwide Holdings (Hong Kong)	384,000	31
Skandinaviska Enskilda Banken, Cl A (Sweden)	224,400	1,514
SL Green Realty ‡	2,500	206
Soho China (Hong Kong)	228,000	177
Sony Financial Holdings (Japan)	113,900	1,866
Sovran Self Storage ‡	700	37
Standard Bank Group (South Africa)	31,366	464
Standard Chartered (United Kingdom)	110,929	2,713
State Street	16,900	781
Strategic Hotels & Resorts ‡ *	8,000	54
Sul America (Brazil)	20,042	166
Sunstone Hotel Investors ‡ *	6,600	67
SunTrust Banks	27,800	675
Susquehanna Bancshares	10,900	113
Svenska Handelsbanken, Cl A (Sweden)	26,232	850
Symetra Financial	6,400	78
T Rowe Price Group	3,800	240
Taubman Centers ‡	9,200	710
Tower Group	6,700	144
Travelers	15,000	965
Triangle Capital	2,400	49
UBS (China)*	116,800	1,458
UEM Land Holdings (Malaysia)*	426,900	284
UMB Financial	2,100	101
Umpqua Holdings	11,800	156
Urstadt Biddle Properties, Cl A ‡	3,400	65
US Bancorp	48,300	1,554
Validus Holdings (Bermuda)	8,100	263
VTB Bank GDR (Russia)	35,200	148
Washington ‡	5,900	174
Washington Federal	9,600	168
Webster Financial	5,700	130
Weingarten Realty Investors ‡	6,500	173
Wells Fargo	188,905	6,315
Willis Group Holdings (Ireland)	5,300	193
Winthrop Realty Trust ‡	5,800	62
Wintrust Financial	10,445	377
World Acceptance *	2,300	153
Yuexiu (Hong Kong)‡	60,000	31

Description	Shares	Market Value ($ Thousands)
Zurich Insurance Group (China)	7,200	$1,761

		128,695

Health Care — 10.8%
Abbott Laboratories	10,500	652
ABIOMED *	800	19
Aetna	24,900	1,097
Affymetrix *	45,300	200
Agilent Technologies	4,500	190
Alexion Pharmaceuticals *	2,400	217
Allergan	3,100	298
Almost Family *	800	20
Amedisys *	4,800	71
AMERIGROUP *	1,530	95
AmerisourceBergen, Cl A	10,100	376
Amgen	52,500	3,733
Analogic	400	27
ArthroCare *	3,700	92
Baxter International	39,315	2,178
Bayer (Germany)	19,500	1,373
Biogen Idec *	2,200	295
BioMimetic Therapeutics *	12,400	33
Bristol-Myers Squibb	25,000	834
Cardinal Health	13,900	588
CareFusion *	16,800	435
Celgene *	4,100	299
Chemed	3,700	223
China Pharmaceutical Group (Hong Kong)	188,000	39
Community Health Systems *	5,000	122
Computer Programs & Systems	1,600	95
CONMED	6,200	177
Covance *	57,400	2,684
Covidien	35,200	1,944
DaVita *	48,500	4,296
EGIS Pharmaceuticals (Hungary)	454	30
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret (Turkey)	38,512	47
Eli Lilly	8,700	360
Ensign Group	1,800	48
Express Scripts Holding *	109,027	6,083
Forest Laboratories *	13,800	481
Fresenius Medical Care & KGaA (Germany)	30,970	2,198
Gentiva Health Services *	13,700	113
Gilead Sciences *	33,775	1,757
Greatbatch *	2,800	65
Haemonetics *	4,590	329
Hansen Medical *	14,900	47
Healthways *	7,400	49
Henry Schein *	2,525	194
Hill-Rom Holdings	4,000	130
Hi-Tech Pharmacal *	4,000	130
Humana	6,100	492
ICU Medical *	2,900	152
IDEXX Laboratories *	40,800	3,588
Illumina *	1,800	80
Intuitive Surgical *	7,251	4,193
Invacare	6,900	109
Johnson & Johnson	51,700	3,365
LHC Group *	3,400	60
Life Healthcare Group Holdings (South Africa)	15,132	52

6	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
LifePoint Hospitals *	3,100	$121
Magellan Health Services *	600	27
McKesson	20,900	1,910
Medicines *	12,200	270
Medicis Pharmaceutical, Cl A	15,230	586
Medtronic	8,900	340
Merck	138,300	5,427
Momenta Pharmaceuticals *	10,000	159
Mylan *	7,500	163
Natus Medical *	2,100	26
Netcare (South Africa)	43,191	78
Neurocrine Biosciences *	18,400	137
Novartis (Switzerland)	93,745	5,169
Novo Nordisk, Cl B (Denmark)	22,787	3,361
Orthofix International *	500	21
Pain Therapeutics *	5,300	22
PDL BioPharma	72,300	455
Pfizer	401,580	9,208
PSS World Medical *	2,600	62
Quest Diagnostics	3,920	226
Richter Gedeon Nyrt (Hungary)	276	48
Roche Holding (China)	11,000	2,009
Sanofi (France)	41,100	3,137
Sinopharm Group, Cl H (Hong Kong)	343,200	900
Sirona Dental Systems *	3,400	172
Skilled Healthcare Group, Cl A *	10,200	78
St. Jude Medical	4,500	174
STERIS	3,200	101
Symmetry Medical *	11,500	82
Syneron Medical (Israel)*	4,500	47
Targacept *	15,000	71
Teleflex	3,500	219
Tenet Healthcare *	1,700	9
Teva Pharmaceutical Industries ADR	51,600	2,360
Thermo Fisher Scientific	4,600	256
Thoratec *	1,000	35
UnitedHealth Group	59,800	3,358
VCA Antech *	9,755	231
Vertex Pharmaceuticals *	19,165	737
Vical *	23,200	72
ViroPharma *	6,500	141
Warner Chilcott, Cl A *	21,000	457
WellCare Health Plans *	2,400	147
WellPoint	13,200	895

		90,358

Industrials — 11.8%
3M	4,900	438
ACCO Brands *	4,200	44
Acuity Brands	2,600	144
Aerovironment *	3,300	80
Aircastle	20,800	253
Alaska Air Group *	8,600	291
Albany International, Cl A	9,400	227
Alfa, Cl A (Mexico)	25,300	362
All America Latina Logistica (Brazil)	44,817	204
Allegiant Travel, Cl A *	3,400	200
Alliance Global Group (Philippines)	626,000	183
Alliant Techsystems	3,700	197
American Reprographics *	28,495	156

Description	Shares	Market Value ($ Thousands)
American Science & Engineering	1,200	$78
Applied Industrial Technologies	1,000	39
Arkansas Best	8,900	136
AZZ	1,700	88
Balfour Beatty (United Kingdom)	360,785	1,529
Barloworld (South Africa)	21,784	275
Barnes Group	2,300	61
BE Aerospace *	9,585	451
Belden	1,700	59
Boeing	25,900	1,989
Brady, Cl A	600	19
Canadian National Railway (Canada)	25,900	2,210
Cascade	1,400	66
Caterpillar	27,894	2,867
Ceradyne	6,600	167
China Yuchai International (Singapore)	7,867	111
CJ (South Korea)	2,730	189
Comfort Systems USA	4,500	48
Consolidated Graphics *	3,000	120
Copart *	14,800	391
Corporate Executive Board	500	21
Corrections Corp of America *	4,250	123
Cosco International Holdings (Hong Kong)	48,000	21
Crane	15,300	675
CSX	12,000	268
Cummins	2,200	255
Daelim Industrial (South Korea)	1,372	128
Danaher	92,385	5,009
Deere	3,900	321
Delta Air Lines *	55,500	608
Deutsche Post (Germany)	95,600	1,784
Dialog Group (Malaysia)	5,700	4
Doosan (South Korea)	1,110	135
Eaton	4,600	222
Echo Global Logistics *	11,940	203
Embraer ADR	38,439	1,332
Emerson Electric	6,500	342
Empresas ICA ADR (Mexico)*	21,500	156
Encore Capital Group *	3,000	71
EnerSys *	2,100	73
Equifax	6,510	298
Evergreen Marine Taiwan (Taiwan)	27,000	16
Excel Maritime Carriers, Cl A *	9,800	18
Exponent *	2,300	110
FANUC (Japan)	8,095	1,378
Fastenal	4,200	197
Federal Signal *	4,400	23
FedEx	9,200	812
Fluor	81,000	4,678
FreightCar America	4,100	89
G&K Services, Cl A	4,700	154
GenCorp *	16,600	114
General Dynamics	11,000	743
General Electric	353,679	6,925
GeoEye *	4,200	96
Gibraltar Industries *	4,500	61
Gol Linhas Aereas Inteligentes ADR (Brazil)	27,200	144
Graco	3,300	176

7	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Granite Construction	3,500	$97
Great Lakes Dredge & Dock	3,400	25
Haitian International Holdings (Hong Kong)	6,000	7
Harbin Electric, Cl H (Hong Kong)	102,000	106
Harsco	12,845	286
Hawaiian Holdings *	9,600	54
Heartland Express	2,300	32
Heidrick & Struggles International	3,200	63
HNI	2,100	51
Honeywell International	54,500	3,306
Hub Group, Cl A *	5,500	192
Hyundai Heavy Industries (South Korea)	4,602	1,152
ICF International *	4,300	107
Illinois Tool Works	4,800	275
Ingersoll-Rand (Ireland)	4,497	191
Insperity	2,800	76
Jacobs Engineering Group *	4,000	175
JGC (Japan)	106,000	3,069
John Bean Technologies	3,800	61
Kadant *	2,000	52
KBR	18,500	626
KCC (South Korea)	1,608	414
Kennametal	3,600	152
Komatsu (Japan)	68,900	1,998
L-3 Communications Holdings, Cl 3	6,900	507
Lan Airlines ADR	5,800	164
Landstar System	3,000	161
LB Foster, Cl A	1,500	40
Legrand (France)	63,000	2,126
Lennox International	3,900	169
Lincoln Electric Holdings	3,700	181
Lockheed Martin	7,500	679
MasTec *	13,900	242
Meritor *	23,900	156
Michael Page International (United Kingdom)	166,300	1,122
Middleby *	1,755	178
Mueller Industries	1,600	73
Mueller Water Products, Cl A	6,700	24
MYR Group *	1,700	28
NACCO Industries, Cl A	1,000	113
National Presto Industries	500	37
Norfolk Southern	3,700	270
Northrop Grumman	13,400	848
Obrascon Huarte Lain Brasil (Brazil)	5,500	48
Orbital Sciences *	4,700	59
Orion Marine Group *	6,300	44
Oshkosh *	1,900	43
Owens Corning *	4,435	152
PACCAR	4,500	193
Pacer International *	19,600	118
Parker Hannifin	18,015	1,580
PostNL (Netherlands)	235,731	1,023
Precision Castparts	1,600	282
Quanta Services *	10,305	228
Raytheon	10,945	593
Regal-Beloit	4,015	272
Republic Airways Holdings *	13,000	66

Description	Shares	Market Value ($ Thousands)
Resources Connection	2,300	$30
Robert Half International	5,900	176
Rockwell Automation	2,700	209
Rollins	900	19
Rolls-Royce Holdings (United Kingdom)	275,202	3,680
Roper Industries	38,189	3,891
Ryanair Holdings ADR *	31,700	1,067
Santos Brasil Participacoes (Brazil)	12,400	218
Sauer-Danfoss	2,100	91
SembCorp Industries (Singapore)	95,000	388
SembCorp Marine (Singapore)	386,000	1,585
Siemens (Germany)	50,641	4,690
Silitech Technology (Taiwan)	18,000	42
Singapore Airlines (Singapore)	172,000	1,488
SK Holdings (South Korea)	1,674	180
SkyWest	2,200	20
SMC (Japan)	7,200	1,209
SPX	3,100	238
Steelcase, Cl A	19,900	172
Stericycle *	56,414	4,885
Sun Hydraulics	2,900	73
Sykes Enterprises *	3,600	57
TAL International Group	500	21
Team *	8,245	244
Teco Electric and Machinery (Taiwan)	211,000	155
Timken	4,400	249
Toro	2,600	186
Trex *	1,200	39
Trimas *	12,925	284
Tyco International	12,100	679
U-Ming Marine Transport (Taiwan)	80,000	136
Union Pacific	26,210	2,947
United Continental Holdings *	8,900	195
United Parcel Service, Cl B	4,800	375
United Technologies	20,900	1,706
US Airways Group *	8,200	84
USG *	1,600	29
Vallourec (France)	11,293	679
Waste Connections	5,200	168
Werner Enterprises	1,900	45
Yangzijiang Shipbuilding Holdings (Singapore)	200,000	191

		98,661

Information Technology — 17.1%
Accenture, Cl A (Ireland)	68,497	4,449
ACI Worldwide *	1,200	48
Acxiom *	10,200	140
Adobe Systems *	6,600	221
Alliance Data Systems *	1,500	193
Altera	5,800	206
Amdocs	21,600	691
Amphenol, Cl A	79,485	4,621
Amtech Systems *	4,600	32
ANSYS *	46,812	3,140
Apple *	28,570	16,692
Applied Materials	17,900	215
ARM Holdings (United Kingdom)	119,601	1,018
Arris Group *	9,400	122
Aspen Technology *	2,700	53

8	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Asustek Computer (Taiwan)	32,000	$323
Autodesk *	10,625	418
Automatic Data Processing	5,500	306
Avnet *	10,200	368
AVX	2,400	31
Baidu ADR *	5,592	742
Black Box	3,400	77
Brightpoint *	4,400	27
Broadcom, Cl A	6,200	227
Broadridge Financial Solutions	7,500	174
CA	16,500	436
CACI International, Cl A *	2,300	141
Cadence Design Systems *	13,800	161
Canon (Japan)	37,200	1,710
Check Point Software Technologies *	31,510	1,832
Chicony Electronics (Taiwan)	31,000	60
Cielo (Brazil)	6,240	189
Cisco Systems	398,123	8,022
Citrix Systems *	40,100	3,433
Cognizant Technology Solutions, Cl A *	49,650	3,640
CommVault Systems *	500	26
Compuware *	24,945	217
Comtech Telecommunications	3,300	102
Convergys *	7,800	104
CoreLogic *	2,500	42
Corning	17,796	255
CSG Systems International *	1,500	22
Daktronics	6,700	55
Daou Technology (South Korea)	4,560	46
Digital River *	7,100	134
DST Systems	1,600	90
DTS *	700	22
E Ink Holdings (Taiwan)	126,000	138
eBay *	9,200	378
EMC *	103,550	2,921
Emulex *	11,400	99
EPIQ Systems	3,500	40
Equinix *	1,400	230
Euronet Worldwide *	900	19
F5 Networks *	1,200	161
FLIR Systems	10,870	244
FormFactor *	15,300	86
Gemalto (France)	20,232	1,507
Genpact *	135,948	2,268
Giant Interactive Group ADR	19,823	106
Google, Cl A *	16,290	9,859
GT Advanced Technologies *	3,100	20
Heartland Payment Systems	4,600	140
Hewlett-Packard	46,229	1,145
Hon Hai Precision Industry (Taiwan)	123,000	389
Imation *	6,500	38
Ingram Micro, Cl A *	1,100	21
Insight Enterprises *	6,400	130
Integrated Silicon Solution *	6,500	69
Intel	207,515	5,893
International Business Machines	20,300	4,204
Intersil, Cl A	13,100	135
Intuit	4,500	261
j2 Global	7,260	187
Jack Henry & Associates	800	27

Description	Shares	Market Value ($ Thousands)
Juniper Networks *	7,979	$171
Kemet *	7,600	65
Kulicke & Soffa Industries *	9,100	119
Lender Processing Services	1,300	35
Lenovo Group (Hong Kong)	294,000	283
Lexmark International, Cl A	12,520	377
LG Display ADR (South Korea)	19,300	216
Limelight Networks *	8,500	23
Linear Technology	5,700	186
Lite-On Technology (Taiwan)	190,000	232
LSI *	57,800	465
LTX-Credence *	10,400	72
Manhattan Associates *	2,200	110
Marvell Technology Group *	28,000	420
Mastercard, Cl A	14,535	6,574
MEMC Electronic Materials *	29,049	104
Mentor Graphics *	1,600	23
MICROS Systems *	3,300	188
Microsoft	45,000	1,441
Monotype Imaging Holdings *	2,600	37
Motorola Solutions	11,100	566
National Instruments	108,096	2,940
NCR *	36,555	859
NetApp *	98,893	3,840
Netscout Systems *	12,285	254
NIC	7,200	81
NVIDIA *	8,800	114
Oclaro *	21,700	62
ON Semiconductor *	32,805	271
OpenTable *	4,900	219
Oplink Communications *	4,400	70
Oracle	104,296	3,065
Pegatron (Taiwan)	199,000	288
Phison Electronics (Taiwan)	39,000	278
Photronics *	9,100	56
Plexus *	500	16
Polycom *	10,465	139
QLogic *	4,700	81
QUALCOMM	118,854	7,588
Quantum *	31,600	75
Quest Software *	13,960	325
Radiant Opto-Electronics (Taiwan)	56,000	236
RealNetworks	5,900	56
Red Hat *	4,220	252
Redecard (Brazil)	3,300	55
Rudolph Technologies *	3,200	35
Salesforce.com *	26,596	4,142
Samsung Electronics (South Korea)	2,450	3,013
SanDisk *	3,357	124
Sanmina-SCI *	3,300	29
SAP (Germany)	55,873	3,704
Sapient	1,500	18
Silicon Laboratories *	3,400	121
SINA (China)*	5,100	298
SK Hynix (South Korea)	9,530	237
Smith Micro Software *	30,400	61
Soft-World International (Taiwan)	29,000	63
Sohu.com *	9,000	464
SS&C Technologies Holdings *	10,205	243
Standard Microsystems *	1,900	50
STEC *	5,900	49
STR Holdings *	16,200	62

9	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Symantec *	35,000	$578
Synaptics *	2,600	80
Taiwan Semiconductor Manufacturing (Taiwan)	162,000	481
Tech Data *	3,200	172
TeleNav *	5,400	37
Tellabs	29,300	110
Tencent Holdings (Hong Kong)	39,983	1,256
Teradata *	2,600	181
Texas Instruments	66,500	2,124
THQ *	73,600	50
Tokyo Electron (Japan)	21,400	1,194
Total System Services	20,300	477
Travelsky Technology, Cl H (Hong Kong)	85,000	47
Travelzoo *	2,500	65
Unisys *	3,700	69
United Microelectronics (Taiwan)	332,000	174
United Online	32,200	153
Vantiv, Cl A *	9,300	209
Visa, Cl A	14,400	1,771
Vishay Intertechnology *	1,500	17
Websense *	1,100	23
Xerox	21,669	168
Xilinx	10,305	375
Xyratex (United Kingdom)	12,100	176
Yageo (Taiwan)	171,000	49
Yahoo! *	52,300	813
Yandex, Cl A *	28,700	681

		143,158

Materials — 5.2%
A Schulman	7,900	194
Agrium (Canada)	8,200	721
Air Liquide (France)	26,969	3,468
AK Steel Holding	9,700	72
Akzo Nobel (Netherlands)	52,507	2,814
Alcoa	16,964	165
Aneka Tambang Persero (Indonesia)	507,000	95
Anglo American ADR (United Kingdom)	12,300	237
Anglo American Platinum (South Africa)	3,533	230
Ball	4,700	196
BHP Billiton (Australia)	48,944	1,811
Boise	2,400	18
Braskem ADR (Brazil)	14,100	207
Buckeye Technologies	4,400	143
Carpenter Technology	4,585	255
Cemex ADR (Mexico)*	44,700	323
CF Industries Holdings	800	154
China Zhongwang Holdings (Hong Kong)	103,600	43
Cliffs Natural Resources	2,389	149
Compass Minerals International	2,285	175
Cytec Industries	4,255	271
Domtar	5,000	437
Dow Chemical	9,100	308
E.I. du Pont de Nemours	30,800	1,647
Eastman Chemical	15,500	837
Ecolab	4,100	261
Eurasian Natural Resources (United Kingdom)	99,600	905

Description	Shares	Market Value ($ Thousands)
Exxaro Resources (South Africa)	2,507	$67
Ferro *	4,100	21
Fibria Celulose ADR (Brazil)*	40,000	318
Formosa Chemicals & Fibre (Taiwan)	34,000	99
Freeport-McMoRan Copper & Gold	42,784	1,639
Gerdau ADR	50,716	476
Givaudan (China)	2,300	2,232
Gold Fields (South Africa)	17,524	224
Grupo Mexico (Mexico)	71,500	221
Haynes International	700	44
Headwaters *	29,900	130
Horsehead Holding *	5,600	63
Hyundai Hysco (South Korea)	5,440	192
Industrias, Cl B (Mexico)*	10,100	46
Innophos Holdings	300	15
Innospec *	600	18
International Paper	5,900	196
KGHM Polska Miedz (Poland)	5,763	254
KP Chemical (South Korea)	4,490	57
Kumba Iron Ore (South Africa)	3,597	255
Linde (Germany)	17,300	2,961
LyondellBasell Industries, Cl A (Netherlands)	3,700	155
Martin Marietta Materials	1,900	157
Materion	1,700	42
Minerals Technologies	500	34
MMC Norilsk Nickel ADR	14,000	248
Mondi (South Africa)	15,358	142
Monsanto	17,665	1,346
Mosaic	19,071	1,007
Neenah Paper	2,300	66
NewMarket	100	22
Nickel Asia (Philippines)	33,100	27
Noranda Aluminum Holding	11,900	126
Nucor	4,400	173
Packaging Corp of America	25,500	744
PH Glatfelter	7,900	123
PolyOne	11,700	162
Potash Corp of Saskatchewan	39,000	1,657
PPG Industries	4,800	505
Praxair	2,700	312
Rexam (United Kingdom)	275,100	1,921
Rio Tinto (United Kingdom)	23,200	1,293
Rock-Tenn, Cl A	2,655	166
Rockwood Holdings *	4,540	251
Royal Gold	1,798	111
Schweitzer-Mauduit International	2,875	195
Sensient Technologies	4,900	182
Severstal OAO GDR (United Kingdom)	9,611	130
Shin-Etsu Chemical (Japan)	20,100	1,168
Siam Cement (Thailand)	21,000	239
Silver Wheaton (Canada)	5,225	160
SK Chemicals (South Korea)	2,679	133
Smurfit Kappa Group (Ireland)	83,500	703
Sociedad Minera Cerro Verde (Peru)*	960	39
Syngenta (Switzerland)	3,190	1,120
Taekwang Industrial (South Korea)	23	21
TPC Group *	4,700	197

10	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares	Market Value ($ Thousands)
Tredegar	4,300	$75
TSRC (Taiwan)	45,000	109
United States Steel	4,247	120
US Silica Holdings *	14,200	257
Vale, Cl Preference (Brazil)	27,100	590
Vale ADR, Cl B (Brazil)	26,200	582
Vale (Brazil)	13,000	290
Vale (Indonesia)	119,000	40
Valspar	13,500	691
Walter Energy	2,900	192

		43,687

Telecommunication Services — 2.6%
America Movil (Mexico)	238,000	318
America Movil ADR, Ser L (Mexico)	12,600	336
AT&T	134,300	4,420
CenturyLink	6,900	266
China Mobile (Hong Kong)	64,500	715
China Mobile ADR (Hong Kong)	9,700	537
China Telecom, Cl H (China)	566,000	305
China Unicom (Hong Kong)	174,000	309
China Unicom ADR (Hong Kong)	31,300	544
Chunghwa Telecom (Taiwan)	96,000	300
Consolidated Communications Holdings	4,400	85
Crown Castle International *	4,700	266
DiGi.Com (Malaysia)	137,300	183
IDT, Cl B	10,100	85
KDDI (Japan)	537	3,531
KT ADR (South Korea)	34,600	445
LG Uplus (South Korea)	950	5
Mobile Telesystems ADR	12,500	244
Oi ADR (Brazil)*	3,734	58
Premiere Global Services *	7,500	67
SK Telecom ADR (South Korea)	57,284	774
Telefonica Brasil ADR (Brazil)	10,500	299
Telekom (Malaysia)	56,500	101
Turkcell Iletisim Hizmetleri ADR (Turkey)	19,000	235
tw telecom inc, Cl A *	7,600	165
USA Mobility	7,100	92
Verizon Communications	74,600	3,012
Vodacom Group (South Africa)	22,032	307
Vodafone Group (United Kingdom)	1,494,827	4,139

		22,143

Utilities — 2.1%
AES *	38,600	483
AGL Resources	4,074	161
Ameren	12,300	403
American Electric Power	23,000	893
American States Water	5,900	215
Aqua America	7,400	168
Atlantic Power (Canada)	2,200	32
Atmos Energy	15,300	498
Avista	800	21
California Water Service Group	11,330	205
Centrais Eletricas Brasileiras ADR, Cl B (Brazil)	4,355	52
CEZ (Czech Republic)	3,470	140

Description	Shares	Market Value ($ Thousands)
CH Energy Group	900	$59
Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	100	8
CMS Energy	8,400	193
Dominion Resources	5,200	272
DTE Energy	26,700	1,505
Duke Energy	14,800	317
Dynegy, Cl A *	58,400	24
Edison International	19,000	836
El Paso Electric	3,400	104
Enagas (Spain)	93,000	1,634
Enersis ADR	8,080	164
Entergy	15,700	1,029
Exelon	8,000	312
Great Plains Energy	7,700	157
Hawaiian Electric Industries	20,300	539
Integrys Energy Group	3,100	169
ITC Holdings	2,200	171
Laclede Group	2,900	114
MDU Resources Group	7,900	181
MGE Energy	800	37
New Jersey Resources	5,520	239
NextEra Energy	13,900	895
NorthWestern	2,200	78
NV Energy	10,400	173
Otter Tail	7,800	171
PNM Resources	4,800	90
Portland General Electric	10,800	279
Public Service Enterprise Group	36,000	1,122
Red Electrica (Spain)	919	40
Sempra Energy	16,800	1,088
Snam (Italy)	248,200	1,181
Southern	6,900	317
TECO Energy	9,300	168
UniSource Energy	800	29
Vectren	5,300	156
Westar Energy	5,900	169

		17,291

Total Common Stock (Cost $767,758) ($ Thousands)		793,358

EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI Emerging Markets Index Fund	123,100	5,195
SPDR S&P 500 ETF Trust	752	105
Vanguard MSCI Emerging Markets ETF	4,195	178
Wisdom Tree India Earnings Fund	95,300	1,747

Total Exchange Traded Funds (Cost $7,548) ($ Thousands)		7,225

PREFERRED STOCK — 0.4%

Consumer Discretionary — 0.3%
Volkswagen (Germany)	11,334	2,147

Energy — 0.0%
Petroleo Brasileiro, Cl Preference (Brazil)	43,200	481

11	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Financials — 0.0%
Banco do Estado do Rio Grande do Sul (Brazil)	17,300	$150
Itau Unibanco Holding (Brazil)	10,600	167

		317

Materials — 0.1%
Bradespar, Cl Preference (Brazil)	7,700	140
Klabin (Brazil)	53,100	256
Metalurgica Gerdau, Cl A (Brazil)	18,000	221
Suzano Papel e Celulose (Brazil)	11,600	44

		661

Telecommunication Services — 0.0%
Oi (Brazil)*	6,200	37

Utilities — 0.0%
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B (Brazil)	9,600	148

Total Preferred Stock (Cost $3,916) ($ Thousands)		3,791

U.S. TREASURY OBLIGATION — 0.2%
United States Treasury Bill 0.043%, 06/14/12 (B) (C)	$1,500	1,500

Total U.S. Treasury Obligation (Cost $1,500) ($ Thousands)		1,500

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.070% † **	15,823,937	15,824

Total Cash Equivalent (Cost $15,824) ($ Thousands)		15,824

Total Investments — 98.2% (Cost $796,546)($ Thousands)††		$821,698

The following is a summary of the Fund’s investments held by country of risk as of April 30, 2012:

Country of Risk	Percentage of Total Investments	Country of Risk	Percentage of Total Investments
Australia	0.22%	Mexico	0.55%
Bermuda	0.10%	Netherlands	1.37%
Brazil	1.27%	Norway	0.01%
Canada	1.15%	Peru	0.02%
China	1.08%	Philippines	0.05%
Columbia	0.01%	Poland	0.09%
Czech Republic	0.03%	Russia	0.13%
Denmark	0.41%	Singapore	0.46%
France	2.70%	South Africa	0.53%
Germany	3.22%	South Korea	2.14%
Hong Kong	2.71%	Spain	0.45%
Hungary	0.01%	Sweden	0.53%
India	0.13%	Switzerland	1.42%
Indonesia	0.14%	Taiwan	0.54%
Ireland	0.67%	Thailand	0.30%
Israel	0.01%	Turkey	0.12%
Italy	0.14%	United Kingdom	5.71%
Japan	3.38%	United States	67.98%
Malaysia	0.22%

The open futures contracts held by the Fund at April 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	247	Jun-2012	$563

			$563

For the period ended April 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding forward foreign currency contracts held by the Fund at April 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
5/9/12-7/26/12	EUR	5,677	USD	7,476	$(38)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(2,460)	2,456	$(5)
State Street Bank	(5,054)	5,020	(33)

			$(38)

Percentages are based on a Net Assets of $836,858 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of April 30, 2012.

12	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

April 30, 2012

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	At April 30, 2012, the tax basis cost of the Fund’s investments was $796,546 ($ Thousands), and the unrealized appreciation and depreciation were $42,005 ($ Thousands) and $(16,853) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	793,358	—	—	793,358
Exchange Traded Funds	7,225	—	—	7,225
Preferred Stock	3,791	—	—	3,791
U.S. Treasury Obligation	—	1,500	—	1,500
Cash Equivalent	15,824	—	—	15,824

Total Investments in Securities	$820,198	$1,500	$—	$821,698

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$563	$—	$—	$563
Forwards Contracts*	—	(38)	—	(38)

Total Other Financial Instruments	$563	$(38)	$—	$525

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 36.9%

Agency Mortgage-Backed Obligations — 33.0%
FHLB
0.500%, 05/15/14	$4,040	$4,040
FHLMC
4.500%, 02/01/41 to 07/01/41	13,279	14,561
4.000%, 12/01/40 to 10/01/41	21,331	22,867
3.500%, 11/01/25 to 02/01/26	6,950	7,411
FHLMC TBA
4.000%, 05/15/41	10,000	10,548
3.500%, 05/15/42	1,680	1,741
2.500%, 05/15/27	2,635	2,695
FNMA
6.000%, 09/01/24 to 09/01/40	13,392	14,783
4.500%, 12/01/40 to 09/01/41	4,358	4,756
2.630%, 09/01/17	5,538	5,813
FNMA TBA
6.500%, 05/01/37	6,000	6,757
5.500%, 04/30/35	11,500	12,575
4.500%, 05/01/38	17,000	18,201
4.000%, 05/01/39	21,000	22,211
3.000%, 05/25/27	8,495	8,864
GNMA
6.500%, 09/15/13 to 02/15/39	1,271	1,462
6.000%, 08/15/24 to 05/20/38	551	609
5.500%, 01/15/33 to 05/15/38	1,117	1,253
5.000%, 08/15/33 to 09/15/39	5,853	6,525
4.500%, 01/15/39 to 02/15/39	1,500	1,655
4.000%, 10/15/41 to 01/15/42	3,912	4,239
GNMA TBA
4.500%, 05/15/39	5,000	5,469
3.500%, 05/21/42 to 05/25/42	8,115	8,547

		187,582

Non-Agency Mortgage-Backed Obligations — 3.9%
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/42 (A)	1,000	1,090
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.299%, 10/12/42 (A)	1,495	1,667
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	450	511

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A4
5.201%, 12/11/38	$585	$657
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.905%, 06/11/40 (A)	398	456
Commercial Mortgage Pass-Through Certificates, Ser 2006-C7, Cl A4
5.940%, 06/10/46 (A)	460	520
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,495	1,662
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/46 (B)	520	593
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A)	1,325	1,410
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.081%, 07/10/38 (A)	2,445	2,787
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,485	1,643
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	500	557
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- C1, Cl A3
5.376%, 07/12/37	402	403
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	950	1,046
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	766	824
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	1,455	1,676
Morgan Stanley Capital I, Ser 2007-T25
5.514%, 11/12/49 (A)	1,465	1,668
Morgan Stanley Capital I, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	225	258
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	265	281
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	169
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (B)	605	689
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42 (A)	1,010	1,117

1	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WF-RBS Commercial Mortgage Trust
4.869%, 02/15/44 (A)	$240	$270

		21,954

Total Mortgage-Backed Securities (Cost $203,866) ($ Thousands)		209,536

CORPORATE OBLIGATIONS — 25.4%

Consumer Discrectionary — 0.3%
DIRECTV Holdings
3.800%, 03/15/22 (B)	800	796
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	1,000	1,000

		1,796

Consumer Discretionary — 2.9%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	300	397
6.875%, 11/15/19	875	1,130
5.000%, 04/15/20	1,000	1,175
Automotores Gildemeister
8.250%, 05/24/21 (B)	1,500	1,584
AutoZone
3.700%, 04/15/22	1,026	1,044
Bottling Group
6.950%, 03/15/14	250	279
CBS
5.500%, 05/15/33	350	374
4.300%, 02/15/21	425	453
3.375%, 03/01/22	120	118
Cequel Communications
Holdings I
8.625%, 11/15/17 (B)	2,000	2,160
Comcast
6.450%, 03/15/37	650	791
COX Communications
6.950%, 06/01/38 (B)	250	308
Delta Air Lines 2002-1 Pass-Through Trust, Cl G-1
6.718%, 01/02/23	931	979
McDonald’s MTN
2.625%, 01/15/22	400	397
News America
6.150%, 02/15/41	500	574
Sears Holdings
6.625%, 10/15/18	2,000	1,775
Time Warner
6.200%, 03/15/40	250	290
5.875%, 11/15/16	750	883
Time Warner Cable
5.850%, 05/01/17	430	503
4.000%, 09/01/21	725	753
Viacom
3.875%, 12/15/21	345	362

		16,329

Consumer Staples — 1.4%
Altria Group
9.700%, 11/10/18	920	1,251
CVS Caremark
5.750%, 05/15/41	1,000	1,164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Mills
3.150%, 12/15/21	$800	$813
Kraft Foods
6.500%, 02/09/40	2,000	2,515
4.125%, 02/09/16	1,375	1,504
Molson Coors Brewing
3.500%, 05/01/22	45	46
2.000%, 05/01/17	61	61
Pernod-Ricard
4.450%, 01/15/22 (B)	275	285
Wal-Mart Stores
5.625%, 04/15/41	200	244

		7,883

Energy — 1.7%
Anadarko Petroleum
6.375%, 09/15/17	800	951
Arch Coal
7.000%, 06/15/19 (B)	480	429
BG Energy Capital
4.000%, 10/15/21 (B)	1,000	1,069
BP Capital Markets
2.248%, 11/01/16	500	514
ConocoPhillips
5.750%, 02/01/19	300	370
Encana
6.500%, 08/15/34	425	465
MIE Holdings
9.750%, 05/12/16 (B)	1,500	1,494
Pemex Project Funding Master Trust
5.750%, 03/01/18	200	228
Petrobras International Finance - Pifco
6.750%, 01/27/41	105	126
Petroleos Mexicanos
6.500%, 06/02/41 (B)	110	128
4.875%, 01/24/22 (B)	1,500	1,599
Phillips 66
2.950%, 05/01/17 (B)	800	821
Southern Union
3.483%, 11/01/66 (A)	500	422
Statoil
1.800%, 11/23/16	475	485
Valero Energy
6.625%, 06/15/37	500	541

		9,642

Financials — 10.7%
ABN Amro Bank
4.250%, 02/02/17 (B)	210	212
American Express Credit MTN
2.800%, 09/19/16	525	544
American International Group
6.400%, 12/15/20	235	270
Banco Bradesco
5.750%, 03/01/22 (B)	2,000	2,033
Bank of America MTN
7.625%, 06/01/19	1,200	1,383
5.875%, 01/05/21	3,550	3,714
5.700%, 01/24/22	140	147
5.650%, 05/01/18	260	275
3.875%, 03/22/17	525	524

2	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boeing Capital
2.900%, 08/15/18	$125	$133
BP Capital Markets
1.700%, 12/05/14	600	609
CIT Group
7.000%, 05/02/16 (B)	2,000	2,005
5.250%, 04/01/14 (B)	50	51
Citigroup
8.500%, 05/22/19	905	1,124
6.125%, 11/21/17	100	111
6.125%, 08/25/36	400	396
4.500%, 01/14/22	2,000	2,035
Daimler Finance North America
1.875%, 09/15/14 (B)	200	202
Express Scripts Holding
4.750%, 11/15/21 (B)	650	711
Franshion Development
6.750%, 04/15/21 (B)	2,000	1,835
FUEL Trust
4.207%, 04/15/16 (B)	1,375	1,436
General Electric Capital MTN
5.300%, 02/11/21	2,025	2,230
4.625%, 01/07/21	2,800	3,037
Goldman Sachs Group
6.150%, 04/01/18	1,000	1,088
6.000%, 06/15/20	2,500	2,674
5.750%, 01/24/22	670	700
Hartford Financial Services Group
5.125%, 04/15/22	116	117
HCP MTN ‡
6.700%, 01/30/18	1,000	1,170
Health Care ‡
4.700%, 09/15/17	1,000	1,059
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	1,044
HSBC Bank
3.100%, 05/24/16 (B)	270	280
HSBC Holdings
4.000%, 03/30/22	290	294
HSBC USA
2.375%, 02/13/15	905	915
Hutchison Whampoa International
3.500%, 01/13/17 (B)	621	640
IPIC GMTN MTN
6.875%, 11/01/41 (B)	2,000	2,135
John Deere Capital MTN
1.400%, 03/15/17	300	301
JPMorgan Chase
6.300%, 04/23/19	500	585
5.125%, 09/15/14	1,000	1,074
4.625%, 05/10/21	300	320
4.250%, 10/15/20	3,000	3,142
Kimco Realty ‡
6.000%, 11/30/12	1,000	1,025
Liberty Property ‡
6.375%, 08/15/12	1,100	1,114
Lloyds TSB Bank
6.375%, 01/21/21	500	541
4.200%, 03/28/17	125	127
Marsh & McLennan
2.300%, 04/01/17	185	184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch
7.750%, 05/14/38	$1,000	$1,107
Morgan Stanley
5.750%, 01/25/21	2,950	2,913
5.625%, 09/23/19	100	99
4.750%, 03/22/17	500	499
National City
6.875%, 05/15/19	281	333
NCUA Guaranteed Notes
0.260%, 06/12/13 (A)	2,400	2,399
Nordea Bank
2.250%, 03/20/15 (B)	535	538
Petrobras International Finance
6.875%, 01/20/40	825	998
SABMiller Holdings
3.750%, 01/15/22 (B)	900	936
VTB Capital
6.551%, 10/13/20 (B)	2,000	2,017
Wachovia Bank MTN
6.600%, 01/15/38	250	308
WEA Finance
7.125%, 04/15/18 (B)	1,000	1,188
Wells Fargo MTN
3.500%, 03/08/22	250	253
2.625%, 12/15/16	525	543
1.250%, 02/13/15	1,035	1,037

		60,714

Health Care — 1.2%

Amgen
3.875%, 11/15/21	455	478
Boston Scientific
6.000%, 01/15/20	1,000	1,168
CHS
8.875%, 07/15/15	241	249
8.000%, 11/15/19 (B)	265	280
Cigna
4.000%, 02/15/22	465	480
Express Scripts Holding
2.100%, 02/12/15 (B)	1,125	1,142
HCA
7.875%, 02/15/20	2,300	2,553
7.250%, 09/15/20	30	33
UnitedHealth Group
2.875%, 03/15/22	440	440

		6,823

Industrials — 0.7%

Empresas ICA
8.900%, 02/04/21 (B)	1,400	1,386
International Lease Finance
7.125%, 09/01/18 (B)	1,000	1,100
5.875%, 04/01/19	1,015	997
Lockheed Martin
2.125%, 09/15/16	40	41
Republic Services
5.000%, 03/01/20	435	496

		4,020

Information Technology — 0.3%

Hewlett-Packard
4.650%, 12/09/21	100	106
3.000%, 09/15/16	1,050	1,081

3	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intel
1.950%, 10/01/16	$725 $	750

		1,937

Materials — 1.6%
ArcelorMittal
6.750%, 03/01/41	1,000	946
4.500%, 02/25/17	190	191
Consolidated Minerals
8.875%, 05/01/16 (B)	1,500	1,222
Dow Chemical
4.250%, 11/15/20	250	265
FMG Resources
7.000%, 11/01/15 (B)	2,000	2,070
Teck Resources
5.200%, 03/01/42	200	195
3.000%, 03/01/19	155	155
Vedanta Resources
6.750%, 06/07/16 (B)	2,200	2,096
Volcan Cia Minera SAA
5.375%, 02/02/22 (B)	1,950	2,025

		9,165

Telecommunication Services — 2.2%
AT&T
6.500%, 09/01/37	1,000	1,226
6.300%, 01/15/38	600	719
CCH II
13.500%, 11/30/16	510	576
CenturyLink
5.800%, 03/15/22	275	273
CSC Holdings
8.500%, 04/15/14	1,080	1,191
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	2,095
Nextel Communications
5.950%, 03/15/14	1,190	1,189
Oi
5.750%, 02/10/22 (B)	2,000	2,050
Verizon Communications
6.900%, 04/15/38	50	66
6.400%, 02/15/38	250	314
5.550%, 02/15/16	100	115
Vivendi
2.400%, 04/10/15 (B)	590	586
Windstream
7.875%, 11/01/17	1,925	2,127

		12,527

Utilities — 2.4%
Abu Dhabi National Energy MTN
5.875%, 12/13/21 (B)	2,500	2,691
Calpine Construction Finance
8.000%, 06/01/16 (B)	2,500	2,713
Centrais Eletricas Brasileiras
5.750%, 10/27/21 (B)	470	511
Edison International
3.750%, 09/15/17	695	738
GenOn REMA
9.681%, 07/02/26	425	404
9.237%, 07/02/17	119	116

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)
KCP&L Greater Missouri Operations
11.875%, 07/01/12		$1,250	$1,272
Mirant Mid Atlantic Pass-Through Trust B
9.125%, 06/30/17		89	91
Mirant Mid Atlantic Pass-Through Trust C
10.060%, 12/30/28		273	278
NRG Energy
7.625%, 01/15/18		2,865	2,901
Progress Energy
3.150%, 04/01/22		105	105
Sabine Pass LNG
7.500%, 11/30/16		1,450	1,555
7.500%, 11/30/16 (B)		145	150

			13,525

Total Corporate Obligations (Cost $141,071) ($ Thousands)			144,361

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%

FFCB
0.290%, 10/15/13 (A)		2,355	2,356

FHLB
2.750%, 03/13/15		5,000	5,320
1.000%, 04/16/15		2,655	2,656
0.875%, 04/10/15		2,655	2,655
0.440%, 05/25/12 (C)		6,600	6,600
0.390%, 09/16/13 (A)		1,695	1,698

FHLMC
2.500%, 04/23/14		5,000	5,217
1.100%, 08/08/14		2,485	2,489
0.450%, 11/18/13 (A)		2,490	2,497
0.375%, 04/28/14		2,660	2,661
0.120%, 08/13/12 (C)		15,000	14,996

FNMA
3.000%, 09/16/14		1,430	1,519
1.000%, 11/07/14		2,485	2,492
0.750%, 02/26/13		4,420	4,439
0.650%, 11/29/13		2,485	2,486
0.360%, 06/23/14 (A)		2,390	2,392

Total U.S. Government Agency Obligations (Cost $62,042) ($ Thousands)			62,473

FOREIGN SOVEREIGN BONDS — 5.2%
Brazilian Government International Bond
8.250%, 01/20/34		150	232
Bundesobligation	EUR
1.750%, 10/09/15		1,060	1,474
1.250%, 10/14/16		200	273

4	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)
Bundesrepublik Deutschland	EUR
4.250%, 07/04/18		$1,520	$2,415
3.750%, 07/04/13		420	580
3.750%, 01/04/17		1,010	1,533
3.750%, 01/04/19		255	397
3.500%, 07/04/19		1,500	2,311
3.250%, 07/04/21		820	1,250
2.500%, 01/04/21		1,425	2,055
2.250%, 09/04/21		425	598
2.000%, 01/04/22		615	845
Japan Government Five Year Bond	JPY
0.600%, 09/20/14		41,100	521
0.500%, 03/20/15		60,000	759
0.300%, 09/20/16		56,900	715
Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		10,000	134
1.800%, 06/20/18		62,000	842
1.700%, 09/20/17		71,500	962
1.400%, 06/20/19		90,000	1,196
1.300%, 03/20/21		93,000	1,218
1.200%, 12/20/20		90,000	1,171
1.100%, 03/20/21		39,000	502
1.000%, 09/20/21		61,500	782
1.000%, 03/20/22		18,000	228
0.600%, 03/20/13		107,700	1,355
Mexico Government International Bond MTN
5.625%, 01/15/17		250	292
5.125%, 01/15/20		100	117
Russian Foreign Bond - Eurobond
3.250%, 04/04/17 (B)		600	608
United Kingdom Gilt	GBP
5.000%, 03/07/18		590	1,159
3.750%, 09/07/20		785	1,463
3.750%, 09/07/21		585	1,090
2.750%, 01/22/15		255	439

Total Foreign Sovereign Bonds (Cost $28,059) ($ Thousands)			29,516

MUNICIPAL BONDS — 1.7%
Bay Area Toll Authority, RB
6.263%, 04/01/49		250	333
California State, GO Callable 10/01/21 @ 100
6.509%, 04/01/39		275	298
California State, GO
7.600%, 11/01/40		775	1,026
7.300%, 10/01/39		1,500	1,894
Illinois State, GO
5.665%, 03/01/18		100	111
5.100%, 06/01/33		2,000	1,856
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/39		1,000	1,207
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40		1,000	1,435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Municipal Water Finance Authority, RB
5.882%, 06/15/44	$1,000	$1,297

Total Municipal Bonds (Cost $7,897) ($ Thousands)		9,457

ASSET-BACKED SECURITIES — 0.6%
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	1,000	1,008
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (B)	840	856
Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (B)	615	615
Huntington Auto Trust, Ser 2012- 1, Cl B
1.710%, 08/15/17	200	202
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21	628	654

Total Asset-Backed Securities (Cost $3,321) ($ Thousands)		3,335

CERTIFICATE OF DEPOSIT - YANKEE — 0.4%
Abbey National Treasury Services
1.766%, 04/25/13 (A)	2,300	2,274

Total Certificate of Deposit - Yankee (Cost $2,300) ($ Thousands)		2,274

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bills
0.120%, 05/31/12 (C)	5,090	5,090
0.080%, 05/10/12 (C)	2,205	2,205
0.080%, 05/24/12 (C)	1,180	1,180
0.060%, 05/03/12 (C)	18,315	18,315
U.S. Treasury Bonds
5.375%, 02/15/31	1,300	1,815
4.750%, 02/15/41	2,160	2,870
4.375%, 05/15/40	1,075	1,348
4.375%, 05/15/41	494	619
4.250%, 05/15/39	1,700	2,090
3.875%, 08/15/40 (D)	2,000	2,310
3.125%, 11/15/41	2,750	2,759
3.125%, 02/15/42	2,030	2,036
3.110%, 02/15/27 (C)	2,125	1,416
U.S. Treasury Inflation Protected Security
0.625%, 04/15/13	4,141	4,222
U.S. Treasury Notes
2.000%, 11/15/21	5,605	5,666
2.000%, 02/15/22	1,475	1,486
1.875%, 09/30/17	975	1,023
1.250%, 02/15/14	13,275	13,509
0.875%, 01/31/17	2,935	2,950
0.625%, 06/30/12	1,986	1,988
0.625%, 02/28/13	8,525	8,555
0.375%, 03/15/15	2,575	2,575
0.250%, 02/15/15	5,625	5,606

5	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Description	Market Value ($ Thousands)
Total U.S. Treasury Obligations (Cost $89,120) ($ Thousands)	$91,633

Total Investments — 97.3% (Cost $537,676)($ Thousands) †	$552,585

The open futures contracts held by the Fund at April 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(30)	Jun-2012	$(23)
U.S. 2-Year Treasury Note	40	Jun-2012	13
U.S. 5-Year Treasury Note	206	Jun-2012	97
U.S. Long Treasury Bond	60	Jun-2012	192
U.S. Ultra Long Treasury Bond	19	Jun-2012	128

			$407

For the period ended April 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding forward foreign currency contracts held by the Fund at April 30, 2012, are as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/30/12	EUR	10,834	USD	14,304	$(35)
5/30/12	GBP	2,642	USD	4,266	(22)
5/30/12	JPY	806,317	USD	9,936	(168)
5/30/12	USD	143	EUR	108	1
5/30/12	USD	33	GBP	21	—
5/30/12	USD	152	JPY	12,224	1

					$(223)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(29,059)	28,836	$(223)

6	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

The outstanding swap agreements held by the Fund at April 30, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	Allstate Corporation	BUY	(1.00)	06/20/17	80	$—
Goldman Sachs	CDX.EM.14-V1 Index	SELL	5.00	12/20/15	(10,800)	(215)
Goldman Sachs	CDX.EM.15-V1 Index	SELL	5.00	06/20/16	(4,800)	(83)
Goldman Sachs	CDX.EM.15-V1 Index	SELL	5.00	12/20/15	(25,026)	(699)
Goldman Sachs	CDX.EM.16-V1 Index	BUY	(5.00)	12/20/16	(8,165)	254
Goldman Sachs	CDX.NA.HY.17-V3 Index	SELL	5.00	12/20/16	(3,405)	129
Goldman Sachs	CDX-NA.LG.18	SELL	1.00	06/20/17	(6,155)	(2)

						$(616)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Capital	2.91%	3MLIBOR (PAYMENT AT MATURITY)	02/16/27	1,285	$(69)
Morgan Stanley	2.83%	3-Month LIBOR	02/18/42	1,305	(9)

					$(78)

Percentages are based on a Net Assets of $568,183 ($ Thousands).

(1)	In U.S dollars unless otherwise indicated.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2012. The date reported on the Schedule of Investments is the final maturity date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the effective yield at time of purchase.
(D)	All or a portion of this security has been pledged as collateral for open futures contracts.
‡	Real Estate Investment Trust.
†	At April 30, 2012, the tax basis cost of the Fund’s investments was $537,676 ($ Thousands), and the unrealized appreciation and depreciation were $16,214 ($ Thousands) and $(1,305) ($ Thousands) respectively.

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

7	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$209,536	$—	$209,536
Corporate Obligations	—	144,361	—	144,361
U.S. Treasury Obligations	—	91,633	—	91,633
U.S Government Agency Obligations	—	62,473	—	62,473
Foreign Sovereign Bonds	—	29,516	—	29,516
Municipal Bonds	—	9,457	—	9,457
Asset-Backed Security	—	3,335	—	3,335
Certificate of Deposit - Yankee	—	2,274	—	2,274

Total Investments in Securities	$—	$552,585	$—	$552,585

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$407	$—	$—	$407
Forwards Currency Contracts*	—	(223)	—	(223)
Credit Default Swaps*	—	(616)	—	(616)
Interest Rate Swaps*	—	(78)	—	(78)

Total Other Financial Instruments	$407	$(917)	$—	$(510)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2012

Credit Default Swaps

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of April 30, 2012, the Tactical Offensive Fixed Income is the seller (“providing protection”) on a total notional amount of $59.1 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$0	$0	$1,198,881	$0	$1,198,881

Maximum potential amount of future payments	$0	$0	$59,155,000	$0	$59,155,000

Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	$0	$0	$0	$0	$0

Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event

	$0	$0	$1,786,952	$0	$1,786,952

(1) Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-5 years	More than 5 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 200	$0	$16,355,000	$16,355,000
201 - 300	$15,600,000	$0	$15,600,000
Greater than 300	$27,200,000	$0	$27,200,000

Total	$42,800,000	$16,355,000	$59,155,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

9	Adviser Managed Trust / Quarterly Report / April 30, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Defensive Fund ‡

April 30, 2012

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (A) (B) — 100.0%
SEI Daily Income Trust Prime Obligation Fund, Cl A *
0.070%	100,024	$100

Total Cash Equivalent (Cost $100) ($ Thousands)		100

Total Investments — 100.0% (Cost $100) ($ Thousands) †		$100

Percentages are based on a Net Assets of $100 ($ Thousands).

(A)	Investment in Affiliated Security.
(B)	The rate reported is the 7-day effective yield as of April 30, 2012.
Cl	Class
*	The Fund’s investment in the SEI Daily Income Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
‡	As of April 30, 2012, the Fund was not an active component of the Adviser Managed Strategy.
†	At April 30, 2012, the tax basis cost of the Fund’s investment was $100 ($ Thousands), and there was no unrealized appreciation or depreciation on the investment.

As of April 30, 2012, the Fund’s investment was Level 1 in accordance with ASC 820. For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	Adviser Managed Trust / Quarterly Report / April 30, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures are effective (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 40 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez Controller & CFO

Date: June 29, 2012